united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 09/30

Date of reporting period: 03/31/24

Item 1. Reports to Stockholders.

Deer Park Total Return Credit Fund

Class A Shares: DPFAX

Class C Shares: DPFCX

Class I Shares: DPFNX

Semi-Annual Report

March 31, 2024

www.deerparkfund.com

1-888-868-9501

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Deer Park Total Return Credit Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the period ended March 31, 2024, compared to its benchmarks:

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Inception** - March 31, 2024	Annualized Inception*** - March 31, 2024
Class A Shares	4.37%	4.82%	(0.96)%	0.78%	3.50%	—
Class A Shares with load	(1.63)%	(1.26)%	(2.89)%	(0.41)%	2.78%	—
Class C Shares	4.00%	4.05%	(1.68)%	0.04%	—	1.36%
Class I Shares	4.37%	5.07%	(0.72)%	1.04%	3.76%	—
Bloomberg U.S. Aggregate Bond Index	5.99%	1.70%	(2.46)%	0.36%	1.17%	1.02%
HFRX Fixed Income - Credit Index	4.72%	5.97%	(1.16)%	2.42%	1.95%	1.94%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Total returns are calculated with the traded NAV on March 28, 2024. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including underlying funds, before fee waivers and/or expense reimbursements are 2.65%, 3.40% and 2.40%, respectively, for Class A, Class C and Class I shares per the January 29, 2024 prospectus. The Fund’s total annual operating expenses, including underlying funds, after fee waivers and/or expense reimbursements are 2.27%, 3.02% and 2.02%, respectively, for Class A, Class C and Class I shares per the January 29, 2024 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (888) 868-9501.

**	Commencement of operations is October 16, 2015.

***	Commencement of operations is April 6, 2017.

The Bloomberg Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market. Investors cannot invest directly in the index.

HFRX Fixed Income – Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors cannot invest directly in the index.

Deer Park Total Return Credit Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2024

The Fund’s top asset classes and industry sectors as of March 31, 2024, are as follows:

Percent of Net
Portfolio Composition:	Assets
Agency Asset Backed Securities Collateralized Mortgage Obligations	0.9%
Agency CMBS	0.8%
Non Agency Asset Backed Securities Collateralized Mortgage Obligations	36.0%
Residential Mortgage	27.7%
Non Agency CMBS	23.9%
Home Equity	16.7%
Other ABS	1.0%
Manufactured Housing	0.3%
Whole Business	0.1%
Short-Term Investment	0.2%
Liabilities In Excess Of Other Assets +	(7.6)%
100.0%

+	Includes Reverse Repurchase Agreements

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	AGENCY ASSET BACKED SECURITIES — 1.7%
	AGENCY CMBS — 0.8%
2,519,739	Freddie Mac Military Housing Bonds Series 2015-R1 C3(a),(b),(i)		5.9280	11/25/52	$2,180,778
2,721,894	Government National Mortgage Association Series 2007-15 IO(b),(c)		1.5990	03/16/47	20,331
4,233,345	Government National Mortgage Association Series 2015-6 IO(b),(c)		0.4690	02/16/51	43,803
2,372,351	Government National Mortgage Association Series 2013-15 IO(b),(c)		0.5850	08/16/51	52,822
475,821	Government National Mortgage Association Series 2012-72 IO(b),(c)		0.4830	11/16/52	2,174
251,293	Government National Mortgage Association Series 2015-122 IO(b),(c)		0.5840	05/16/57	271
					2,300,179
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
972,231	Fannie Mae REMICS Series 2012-90 SA(c),(d)	SOFR30A + 5.936%	0.6150	08/25/42	85,119
4,231,132	Fannie Mae REMICS Series 2012-144 SH(c),(d)	SOFR30A + 5.986%	0.6650	01/25/43	466,361
3,729,280	Fannie Mae REMICS Series 2017-16 CS(c),(d)	SOFR30A + 5.936%	0.6150	03/25/47	394,497
2,344,753	Fannie Mae REMICS Series 2017-14 DS(c),(d)	SOFR30A + 5.936%	0.6150	03/25/47	256,785
2,361,487	Fannie Mae REMICS Series 2017-68 SN(c),(d)	SOFR30A + 6.036%	0.7150	09/25/47	258,894
1,807,551	Fannie Mae REMICS Series 2018-64 SE(c),(d)	SOFR30A + 6.086%	0.7650	09/25/48	196,613
587,290	Freddie Mac REMICS Series 4238 NS(c),(d)	SOFR30A + 6.586%	1.2670	02/15/42	56,918
3,263,424	Freddie Mac REMICS Series 4416 DS(c),(d)	SOFR30A + 5.986%	0.6670	12/15/44	327,802
192,145	Freddie Mac REMICS Series 4583 ST(c),(d)	SOFR30A + 5.886%	0.5670	05/15/46	18,370
1,682,932	Freddie Mac REMICS Series 4685 SA(c),(d)	SOFR30A + 5.986%	0.6670	05/15/47	202,387
3,689,802	Freddie Mac REMICS Series 4718 SC(c),(d)	SOFR30A + 6.036%	0.7170	09/15/47	415,939
1,203,191	Freddie Mac REMICS Series 4796 AS(c),(d)	SOFR30A + 6.086%	0.7670	05/15/48	137,273
10,089,810	Government National Mortgage Association Series 2019-111 SK(c),(d)	TSFR1M + 3.316%	0.0001	09/20/49	138,602
					2,955,560
	TOTAL AGENCY ASSET BACKED SECURITIES (Cost $19,049,238)				5,255,739

	NON-AGENCY ASSET SECURITIES — 105.7%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.0%
35,569	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(b)		6.0220	08/25/35	34,651
1,628,521	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 5A1(d)	TSFR1M + 0.414%	5.7440	03/25/37	1,888,705
150,035	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(b)		6.1010	04/25/33	84,299
90,958	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	79,817
339,500	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(c),(d)	TSFR1M + 4.956%	0.0001	06/25/35	18,291
552,597	Alternative Loan Trust 2005-45 Series 2005-45 2A1(d)	12MTA + 2.050%	7.1390	10/20/35	381,557

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.0% (Continued)
1,125,795	Alternative Loan Trust 2005-50CB Series 2005-50CB 3A1		6.0000	11/25/35	$414,538
330,116	Alternative Loan Trust 2005-56 Series 2005-56 5A1(d)	TSFR1M + 0.754%	6.0840	11/25/35	266,195
588,489	Alternative Loan Trust 2005-65CB Series 2005-65CB 2A4		5.5000	12/25/35	411,359
401,559	Alternative Loan Trust 2005-65CB Series 2005-65CB 1A5(d)	TSFR1M + 0.864%	5.5000	01/25/36	249,009
1,594,890	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(c),(d)	TSFR1M + 5.156%	0.0001	11/25/36	104,987
462,654	Alternative Loan Trust 2006-36T2 Series 2006-36T2 1A9(d)	TSFR1M + 1.014%	6.3440	12/25/36	159,538
160,346	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(b)		4.4820	05/25/36	141,207
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/29/24	232,146
135,674	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	72,125
21,767,622	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(c),(e),(i)		0.0001	08/25/46	41,060
5,101,485	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(c),(e),(i)		0.0001	08/25/46	2,687
1,008,614	Alternative Loan Trust 2006-OA11 Series 2006-OA11 A1B(d)	TSFR1M + 0.494%	5.8240	09/25/46	954,225
13,352,429	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(b),(c),(i)		0.0001	11/25/46	67
5,505,823	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(b),(c)		1.0420	12/20/46	388,080
35,583,547	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(b),(c)		0.0860	05/20/46	284,971
27,900,000	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(d),(i)	TSFR1M + 0.434%	0.0001	07/25/36	139,086
145,794	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	80,123
1,179,583	American Home Mortgage Assets Trust 2005-1 Series 2005-1 3A22(d)	TSFR1M + 0.774%	6.1040	11/25/35	1,017,034
439,453	American Home Mortgage Assets Trust 2006-1 Series 2006-1 1A2(d)	TSFR1M + 0.304%	5.6340	05/25/46	377,744
183,772	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(d)	12MTA + 0.960%	6.0490	09/25/46	164,057
140,829	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(d)	TSFR1M + 0.494%	5.8240	06/25/47	122,528
2,769,627	American Home Mortgage Investment Trust 2005-4 Series 2005-4 1A2(d)	TSFR1M + 0.874%	6.2040	11/25/45	2,693,178
489,240	American Home Mortgage Investment Trust 2006-3 Series 2006-3 11A2(d)	TSFR1M + 0.574%	5.9040	12/25/46	468,100
4,106,717	American Home Mortgage Investment Trust 2007-2 Series 2007-2 12A1(d)	TSFR1M + 0.654%	5.9840	03/25/37	1,495,153
783,848	Banc of America Alternative Loan Trust 2006-5 Series 2006-5 CBIO(c)		6.0000	06/25/46	141,649
1,362,798	Banc of America Alternative Loan Trust 2006-6 Series 2006-6 CBIO(c)		6.0000	07/25/46	171,735
164,485	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(c),(d)	TSFR1M + 772.262%	6.0000	11/25/36	30,040
328,171	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(c)		6.0000	11/25/46	67,304
2,924,394	Banc of America Funding 2005-C Trust Series 2005-C M2(d)	TSFR1M + 0.764%	6.0930	05/20/35	2,164,368
55,088	Banc of America Funding 2005-F Trust Series 2005-F 1A1(d)	TSFR1M + 0.734%	6.0630	09/20/35	39,517
1,361,014	Banc of America Funding 2006-D Trust Series 2006-D 1A2(d)	TSFR1M + 0.674%	6.0030	05/20/36	390,590
461,868	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(c)		6.0000	01/25/37	67,780

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.0% (Continued)
565,749	BCAP, LLC 2008-RR3 Trust Series 2008-RR3 A1B(a),(b)		6.6950	10/25/36	$169,737
1,703,858	BCAP, LLC 2009-RR4 Trust Series 2009-RR4 1A2(a),(b)		6.5000	06/26/37	457,844
79,063	Bear Stearns ALT-A Trust Series 2004-7 1A1(b),(i)		0.0001	10/25/34	54,836
701,048	Bear Stearns ALT-A Trust 2003-5 Series 2003-5 M(b)		5.5470	12/25/33	641,026
242,266	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(b)		5.3460	01/25/34	143,541
1,431,624	Bear Stearns ALT-A Trust 2005-10 Series 2005-10 11A1(d)	TSFR1M + 0.614%	5.9440	01/25/36	1,387,161
908,533	Bear Stearns ALT-A Trust 2005-3 Series 2005-3 1A1(b)		4.2380	04/25/35	795,505
227,912	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(b)		4.8290	09/25/35	92,977
1,210,774	Bear Stearns ALT-A Trust 2006-4 Series 2006-4 23A4(b)		4.1420	08/25/36	759,312
375,543	Bear Stearns ALT-A Trust 2007-2 Series 2007-2 1A1(d)	TSFR1M + 0.454%	5.7840	04/25/37	324,077
172,164	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(b)		3.9690	09/25/34	147,029
279,813	Bear Stearns ARM Trust 2005-12 Series 2005-12 23A1(b)		4.7830	02/25/36	242,306
68,082	Bear Stearns ARM Trust 2007-4 Series 2007-4 22A1(b)		4.0850	06/25/47	60,630
29,500	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(d)	TSFR1M + 0.514%	5.8440	10/25/34	25,531
208,232	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(e)		5.6580	09/25/33	106,559
38,192	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(d)	TSFR1M + 4.989%	10.3190	10/25/33	51,223
34,649	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(d)	TSFR1M + 2.764%	8.0940	11/25/33	24,224
1,553,414	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(d)	TSFR1M + 0.634%	5.9640	08/25/36	1,983,666
304,112	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A1(d)	TSFR1M + 0.274%	5.6040	12/25/46	253,241
2,546,708	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(d)	TSFR1M + 0.324%	5.6540	12/25/46	2,592,844
2,371,082	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(d)	TSFR1M + 0.324%	5.6540	01/25/37	2,326,278
1,901,156	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(d)	TSFR1M + 0.294%	5.6240	03/25/37	1,937,320
1,624,997	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(d)	TSFR1M + 0.494%	5.8240	04/25/37	1,623,682
20,459	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(d)	TSFR1M + 0.434%	5.7640	03/25/37	21,720
366,897	Chase Mortgage Finance Trust Series 2005-S3 Series 2005-S3 A10		5.5000	11/25/35	263,985
22,274	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(b)		5.2990	02/25/37	20,403
26,918	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(b)		5.4570	02/25/37	26,385
557,057	ChaseFlex Trust Multi-Class Mortgage Pass-Through Series 2007-M1 2AV2(d)	TSFR1M + 0.344%	4.3750	08/25/37	430,249
363,825	Chevy Chase Funding, LLC Mortgage-Backed Series 2003-4A B1(a),(b)		5.9780	10/25/34	333,552
34,259	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(a),(d)	TSFR1M + 0.434%	5.7640	05/25/35	32,398
489,970	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-4A B1(a),(b)		4.6180	10/25/35	370,416

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.0% (Continued)
426,663	Chevy Chase Funding, LLC Mortgage-Backed Series 2007-2A A2(a),(d)	TSFR1M + 0.294%	5.6240	05/25/48	$270,301
484,506	CHL Mortgage Pass-Through Trust 2003-48 Series 2003-48 B1(b)		6.0400	10/25/33	26,508
227,151	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(b)		6.1560	02/19/34	203,148
26,507	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(d)	TSFR1M + 0.894%	6.2240	02/25/35	21,439
4,950,629	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(b),(c)		0.0001	02/25/35	50
39,189	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 3A3(b)		3.7380	04/25/35	24,961
20,000	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(d)	TSFR1M + 0.384%	5.7140	04/25/35	18,088
247,141	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(d)	TSFR1M + 0.434%	5.7640	04/25/35	139,969
211,880	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	76,949
277,159	CHL Mortgage Pass-Through Trust 2005-2 Series 2005-2 2A3(d)	TSFR1M + 0.794%	6.1240	03/25/35	250,593
90,330	CHL Mortgage Pass-Through Trust 2007-HYB2 Series 2007-HYB2 3A1(b)		4.3270	02/25/47	76,025
259,127	CHL Mortgage Pass-Through Trust 2007-J3 Series 2007-J3 A9		6.0000	07/25/37	110,236
63,227	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	31,162
33,486	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0001	08/25/37	22,124
37,661	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(b)		6.4290	03/25/34	35,450
129,689	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(b)		5.3190	08/25/35	121,696
65,117	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(d)	H15T1Y + 2.400%	7.8600	03/25/36	58,780
63,669	Citigroup Mortgage Loan Trust 2007-10 Series 2007-10 22AA(b)		4.4960	09/25/37	56,776
38,901	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(b)		4.5010	07/25/37	32,988
22,186	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(b)		6.1750	02/25/34	22,188
415,091	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 1A1(d)	TSFR1M + 0.374%	5.7040	11/25/35	347,321
59,184	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	51,913
2,824,094	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(c),(d)	TSFR1M + 5.286%	0.0001	06/25/37	143,416
73,183	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(d)	TSFR1M + 0.614%	5.9440	03/25/36	71,863
258,248	Credit Suisse First Boston Mortgage Securities Series 2002-AR21 CB1(b)		4.5250	06/25/32	242,534
952,225	Credit Suisse First Boston Mortgage Securities Series 2003-1 DB2(b)		6.6420	02/25/33	737,977
83,602	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(b)		5.0840	03/25/33	79,632
512,399	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(d)	TSFR1M + 2.214%	7.5440	02/25/34	553,596
882,979	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(d)	TSFR1M + 1.264%	6.5940	11/25/34	842,501
568,329	Credit Suisse First Boston Mortgage Securities Series 2005-1 1A4		5.5000	02/25/35	512,649
533,563	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(b)		5.9860	11/25/34	284,889
60,274	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(b)		5.5000	11/25/35	92,170
655,616	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5 23A		6.0000	10/25/24	352,500

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.0% (Continued)
1,090,957	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(d)	TSFR1M + 0.514%	5.8440	08/25/47	$784,365
1,004,884	Deutsche Mortgage Securities Inc REMIC Trust Series 2008-RS1 4A2(a),(d)	US0001M + 0.250%	5.6950	05/28/37	517,440
10,720	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(d)	TSFR1M + 1.764%	7.0840	08/25/35	9,482
213,518	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(d)	TSFR1M + 1.989%	7.3090	07/19/44	120,185
3,095,028	DSLA Mortgage Loan Trust 2007-AR1 Series 2007-AR1 2A1B(d)	TSFR1M + 0.294%	5.6210	04/19/47	3,257,711
117,014	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(b)		2.5270	12/25/42	95,054
1,020,946	Global Mortgage Securitization Ltd. Series 2005-A B1(a)		5.2500	04/25/32	1,023,077
254	GreenPoint Mortgage Funding Trust 2006-AR3 Series 2006-AR3 3A1(d),(i)	TSFR1M + 0.574%	5.9040	04/25/36	2,277
26,332,087	GreenPoint Mortgage Funding Trust Series 2006-AR8(d)	TSFR1M + 0.534%	0.0001	01/25/47	159,447
317,981	GreenPoint Mortgage Loan Trust 2004-1 Series 2004-1 A(d)	TSFR1M + 1.264%	6.5940	10/25/34	251,110
1,189,479	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(a),(b)		7.0120	06/25/43	30,989
192,002	GSR Mortgage Loan Trust 2003-1 Series 2003-1 A11(d)	H15T1Y + 1.750%	6.7800	03/25/33	183,834
155,788	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	149,153
10,739	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(b)		4.0940	06/25/34	10,160
1,931,435	GSR Mortgage Loan Trust 2006-4F Series 2006-4F 4A1(d)	TSFR1M + 0.464%	5.7940	05/25/36	388,576
1,042,800	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(d)	TSFR1M + 0.464%	5.7940	10/25/36	87,089
15,617	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(d)	TSFR1M + 0.894%	6.2240	12/25/35	4,052
98,048	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 2A1(b)		4.2760	04/25/36	64,778
1,210,322	GSR Mortgage Loan Trust 2006-OA1 Series 2006-OA1 2A2(d)	TSFR1M + 0.634%	5.9640	08/25/46	299,368
458,295	HarborView Mortgage Loan Trust 2005-12 Series 2005-12 1A1A(d)	12MTA + 2.000%	7.0890	10/19/35	239,792
3,407,862	HarborView Mortgage Loan Trust 2005-13 Series 2005-13 2A11(d)	TSFR1M + 0.674%	6.0010	02/19/36	1,598,287
112,998	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 A1B(d)	TSFR6M + 1.188%	6.4080	07/19/45	94,435
1,256,555	HarborView Mortgage Loan Trust 2005-6 Series 2005-6 B1(d)	TSFR6M + 1.253%	6.4730	07/19/45	913,708
14,470,525	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(b),(c)		0.0001	09/19/35	145
10,992,454	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(b),(c)		0.0001	03/19/36	110
1,916,227	HarborView Mortgage Loan Trust 2006-10 Series 2006-10 2A1B(d),(h)	TSFR1M + 0.594%	5.9140	11/19/36	1,601,705
972,915	HarborView Mortgage Loan Trust 2006-14 Series 2006-14 2A1B(d)	TSFR1M + 0.514%	5.8410	02/19/37	975,280
102,284	HarborView Mortgage Loan Trust 2006-7 Series 2006-7 2A1A(d)	TSFR1M + 0.514%	5.8410	09/19/46	89,541
2,032,220	HarborView Mortgage Loan Trust 2007-1 Series 2007-1 2A1B(d)	TSFR1M + 0.474%	5.8010	03/19/37	2,989,526
4,048,095	HarborView Mortgage Loan Trust 2007-7 Series 2007-7 2A1B(d)	TSFR1M + 2.114%	6.4440	10/25/37	3,347,085
79,316	HomeBanc Mortgage Trust 2004-2 Series 2004-2 M1(d)	TSFR1M + 1.089%	6.4190	12/25/34	73,385
316,413	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(d)	TSFR1M + 1.989%	2.1580	03/25/35	205,770
41,294	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B2(d)	TSFR1M + 2.064%	2.1580	03/25/35	26,832
281,578	Impac CMB Trust Series 2004-11 Series 2004-11 2A2(d)	TSFR1M + 0.854%	6.1840	03/25/35	248,357

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.0% (Continued)
31,463	Impac CMB Trust Series 2004-4 Series 2004-4 1M6(d)	TSFR1M + 2.364%	7.6940	09/25/34	$30,688
200,296	Impac CMB Trust Series 2005-2 Series 2005-2 1M1(d)	TSFR1M + 0.759%	6.0890	04/25/35	183,743
342,459	Impac CMB Trust Series 2005-2 Series 2005-2 1M3(d)	TSFR1M + 0.879%	6.2090	04/25/35	310,856
51,524	Impac CMB Trust Series 2005-2 Series 2005-2 2M2(d)	TSFR1M + 1.239%	6.5690	04/25/35	46,734
34,350	Impac CMB Trust Series 2005-2 Series 2005-2 2B(d)	TSFR1M + 2.589%	7.9190	04/25/35	32,654
3,003	Impac CMB Trust Series 2005-6 Series 2005-6 2B2(d)	TSFR1M + 3.489%	8.8190	10/25/35	2,966
201,779	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	110,719
900,165	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(e)		5.4750	03/25/34	653,478
1,499,984	IndyMac IMJA Mortgage Loan Trust 2007-A1 Series 2007-A1 A4		6.0000	08/25/37	582,547
1,476,464	IndyMac IMJA Mortgage Loan Trust 2007-A3 Series 2007-A3 A1		6.2500	11/25/37	655,439
4,361,471	IndyMac IMSC Mortgage Loan Trust 2007-HOA1 Series 2007-HOA1 A22(d)	TSFR1M + 0.474%	5.8040	07/25/47	3,164,399
73,098	IndyMac INDA Mortgage Loan Trust 2006-AR3 Series 2006-AR3 1A1(b)		4.2630	12/25/36	56,969
945,097	IndyMac INDX Mortgage Loan Trust 2004-AR13 Series 2004-AR13 B1(b)		3.9800	01/25/35	750,776
1,378,189	IndyMac INDX Mortgage Loan Trust 2004-AR14 Series 2004-AR14 2A1A(d)	TSFR1M + 0.834%	6.1640	01/25/35	1,004,974
90,966	IndyMac INDX Mortgage Loan Trust 2004-AR5 Series 2004-AR5 2A1B(d)	TSFR1M + 0.914%	6.2440	08/25/34	76,369
901,534	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(d)	TSFR1M + 1.914%	7.2440	11/25/34	663,125
229,822	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(d)	TSFR1M + 0.894%	6.2240	02/25/35	165,058
274,484	IndyMac INDX Mortgage Loan Trust 2005-AR23 Series 2005-AR23 2A1(b)		4.4620	11/25/35	217,345
295,627	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(d)	TSFR1M + 0.674%	6.0040	03/25/35	288,117
220,261	IndyMac INDX Mortgage Loan Trust 2006-AR21 Series 2006-AR21 A1(d)	TSFR1M + 0.354%	5.6840	08/25/36	196,373
464,354	IndyMac INDX Mortgage Loan Trust 2006-AR29 Series 2006-AR29 A2(d)	TSFR1M + 0.274%	5.6040	11/25/36	448,498
568,963	IndyMac INDX Mortgage Loan Trust 2006-AR29 Series 2006-AR29 A3(d)	TSFR1M + 0.454%	5.7840	11/25/36	551,962
37,738	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(b)		3.4350	05/25/36	34,511
70,212	IndyMac INDX Mortgage Loan Trust 2006-AR6 Series 2006-AR6 2A1A(d)	TSFR1M + 0.514%	5.8440	06/25/46	54,801
1,292,064	IndyMac INDX Mortgage Loan Trust 2007-FLX3 Series 2007-FLX3 A2(d)	TSFR1M + 0.654%	5.9840	06/25/37	1,491,713
348,847	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(b)		4.0370	05/25/36	195,309
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(b)		5.4740	02/25/35	891,440
54,805	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(b)		4.6090	10/25/36	39,059
133,416	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(b)		4.3590	01/25/37	100,908
125,959	JP Morgan Mortgage Trust 2006-S3 Series 2006-S3 1A12		6.5000	08/25/36	41,096
1,650,778	Lehman Mortgage Trust 2005-3 Series 2005-3 1A5		5.5000	01/25/36	830,365
36,720	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	30,299

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.0% (Continued)
3,085,906	Lehman XS Trust Series 2006-18N Series 18N A5A(d)(i)	TSFR1M + 0.454%	0.0001	12/25/36	$29,180
1,632,628	Lehman XS Trust Series 2006-18N Series 2006-18N A4(d)	TSFR1M + 0.494%	5.8240	12/25/36	1,404,132
616,915	Lehman XS Trust Series 2007-12N Series 2007-12N 1A3A(d)	TSFR1M + 0.514%	5.8440	07/25/47	591,352
117,014	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(d)	TSFR1M + 1.814%	7.1440	09/25/47	101,274
737,594	Lehman XS Trust Series 2007-7N Series 2007-7N 1A2(d)	TSFR1M + 0.594%	5.9240	06/25/47	647,225
436,304	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(d)	TSFR1M + 0.464%	5.7940	03/25/36	46,133
283,597	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(d)	TSFR1M + 0.514%	5.8440	03/25/36	30,349
351,529	MASTR Asset Securitization Trust 2004-1 Series 2004-1 B1(b)		5.4930	02/25/34	281,320
41,593	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	458
488,862	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 A2(b)		6.1450	10/20/29	491,085
563,192	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR4 A1(d)	TSFR1M + 0.614%	5.9440	08/25/37	482,357
50,863	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 M2(b)		5.7410	12/25/32	50,664
3,538,494	Merrill Lynch Mortgage Investors Trust Series 2005-A6 M2(d)	TSFR1M + 1.089%	6.4190	08/25/35	3,277,749
3,181,509	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(b),(c)		0.1760	01/25/29	18,560
287,904	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(b)		3.7950	09/25/37	106,032
24,366	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(b)		5.4740	02/25/34	16,771
372,114	Morgan Stanley Mortgage Loan Trust 2004-11AR Series 2004-11AR 1B1(d)	TSFR1M + 0.714%	6.0440	01/25/35	299,322
45,757	MortgageIT Trust 2005-2 Series 2005-2 1M2(d)	TSFR1M + 0.924%	6.2540	05/25/35	44,508
20,928	MortgageIT Trust 2005-2 Series 2005-2 2M2(d)	TSFR1M + 1.764%	7.0900	05/25/35	19,048
123,093	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(d)	TSFR1M + 1.214%	6.5440	08/25/34	133,155
219,241	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(b)		5.5110	06/25/36	161,924
4,108,174	OPTONE 68402SAC3 DEL TR 2016-1 Series 2016-1A SAC3(a),(b),(c)		5.9910	02/26/38	2,286,224
695,000	Prime Mortgage Trust 2006-CL1 Series 2006-CL1 M3(d)	TSFR1M + 0.834%	6.1640	02/25/35	571,605
325,067	RAAC Series 2004-SP3 Trust Series 2004-SP3 MII4(d)	TSFR1M + 2.889%	8.2190	09/25/34	226,598
2,848	RALI Series 2003-QS9 Trust Series 2003-QS9 A2(d),(i)	TSFR1M + 0.564%	5.8940	05/25/30	1,960
3,159,396	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(d)	TSFR1M + 0.494%	5.8150	08/25/35	1,212,554
181,235	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	160,149
1,527,091	RALI Series 2006-QA8 Trust Series 2006-QA8 A1(d)	TSFR1M + 0.494%	5.8240	09/25/36	1,460,557
290,952	RALI Series 2006-QO8 Trust Series 2006-QO8 1A3A(d)	TSFR1M + 0.514%	5.8440	10/25/46	271,311
31,577,314	RALI Series 2006-QS12 Trust Series 2006-QS12 AV(b),(c)		0.4640	09/25/36	389,964

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.0% (Continued)
255,061	RALI Series 2006-QS16 Trust Series 2006-QS16 A10		6.0000	11/25/36	$191,855
136,575	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(d)	TSFR1M + 0.514%	5.8440	06/25/36	96,565
1,697,925	RALI Series 2007-QH3 Trust Series 2007-QH3 A2(d)	TSFR1M + 0.534%	5.8640	04/25/37	3,567,650
145,098	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(d)	TSFR1M + 0.614%	5.9440	06/25/37	84,766
543,589	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(d)	TSFR1M + 0.654%	5.9840	08/25/37	320,363
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(d)	TSFR1M + 2.014%	8.2940	10/25/31	5,601
7,816,704	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(a),(b),(c)		0.8030	03/25/35	316,814
7,557,218	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(a),(b),(c)		0.4120	06/25/35	263,544
8,507,737	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(b),(c)		0.3290	01/25/36	288,371
826,470	Residential Asset Securitization Trust 2003-A4 Series 2003-A4 B1		5.7500	05/25/33	578,690
14,252,862	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(b),(c)		0.3580	10/25/35	162,125
265,324	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	119,875
2,099,323	Residential Asset Securitization Trust 2007-A9 Series 2007-A9 AX(b),(c)		7.0000	09/25/37	620,245
1,027,878	RFMSI Series 2007-S6 Trust Series 2007-S6 2A5(d)	TSFR1M + 0.614%	5.9440	06/25/37	665,473
153,224	SACO I, Inc. Series 1999-3 1B1(a),(b),(i)		4.9390	04/25/39	145,646
72,746	Sequoia Mortgage Trust 9 Series 9 B1(d)	TSFR1M + 1.239%	6.5680	09/20/32	62,303
2,730,125	Structured Adjustable Rate Mortgage Loan Trust Series 2005-10 M1(d)	TSFR1M + 0.789%	6.1190	06/25/35	2,737,703
1,063,805	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 4A1(b)		4.1550	09/25/35	685,381
1,819,890	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(b),(c)		0.7010	07/19/35	31,490
162,769	Structured Asset Mortgage Investments II Trust Series 2006-AR3 11A1(d)	TSFR1M + 0.534%	5.8640	04/25/36	140,255
2,841,737	Structured Asset Mortgage Investments II Trust Series 2006-AR3 12A3(d),(h)	TSFR1M + 0.654%	5.9840	05/25/36	2,209,584
33,821,437	Structured Asset Mortgage Investments II Trust Series 2006-AR7 X(c)		0.9000	08/25/36	1,007,135
6,147	Structured Asset Mortgage Investments II Trust Series AR7 A10(d),(i)	TSFR1M + 0.514%	5.8440	08/25/36	6,759
1,718,519	Structured Asset Mortgage Investments II Trust Series 2005-AR2 1A1(d)	TSFR1M + 0.574%	5.9040	05/25/45	1,561,771
886,383	Structured Asset Mortgage Investments II Trust Series 2007-AR7 2A1(b)		3.6010	05/25/47	695,876
30,607,924	Structured Asset Mortgage Investments II Trust Series 2007-AR6 X2(c)		0.5000	08/25/47	616,315
2,327,863	Structured Asset Mortgage Investments II Trust Series AR6 A2(d)	12MTA + 1.730%	6.8110	08/25/47	2,578,438
285,569	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(a)		3.3560	04/25/31	280,022
177,326	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(b)		6.7810	03/25/33	162,351
441,901	Structured Asset Securities Corporation Series 2005-RF4 B1(a),(b)		4.3730	07/25/35	311,359
446,461	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	168,806

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 36.0% (Continued)
23,005,545	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 X(b),(c)		0.0001	11/25/45	$14,721
438,277	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 2A1A(d)	12MTA + 1.048%	4.9020	05/25/46	364,303
353,068	Washington Mutual Mortgage Pass-Through Series 2006-5 1A2		6.0000	07/25/36	268,120
1,084,778	Washington Mutual Mortgage Pass-Through Series 2007-1 1A3(d)	TSFR1M + 0.484%	5.8140	02/25/37	729,616
317,904	Washington Mutual Mortgage Pass-Through Series 2007-OA1 1A(d)	12MTA + 0.710%	5.7990	12/25/46	259,491
					110,329,846
	HOME EQUITY — 16.7%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(d)	TSFR1M + 5.364%	10.6940	12/25/32	169,919
263,314	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(d)	TSFR1M + 0.864%	6.1940	09/25/33	261,104
481,733	ABFC 2004-OPT4 Trust Series 2004-OPT4 M3(d)	TSFR1M + 2.289%	7.6190	08/25/33	442,119
562,272	Accredited Mortgage Loan Trust 2005-3 Series 2005-3 M6(d)	TSFR1M + 1.164%	6.4940	09/25/35	354,937
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(d)	TSFR1M + 0.574%	5.9040	12/25/35	84,352
338,700	ACE Securities Corp Home Equity Loan Trust Series Series 2003-FM1 M6(d)	TSFR1M + 5.364%	10.6940	11/25/32	286,392
140,019	ACE Securities Corp Home Equity Loan Trust Series Series 2003-NC1 M4(d)	TSFR1M + 5.364%	10.6940	07/25/33	117,110
457,312	ACE Securities Corp Home Equity Loan Trust Series Series 2003-HE1 M5(d)	TSFR1M + 5.364%	10.6940	11/25/33	437,418
27,714	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M2(d)	TSFR1M + 1.689%	7.0190	04/25/34	24,647
80,583	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M4(d)	TSFR1M + 3.114%	8.4440	04/25/34	66,700
245,351	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M5(d)	TSFR1M + 3.489%	8.8190	04/25/34	198,311
1,418,184	ACE Securities Corp Home Equity Loan Trust Series Series 2004-RM2 M5(d)	TSFR1M + 1.509%	6.8390	01/25/35	1,054,128
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(d)	TSFR1M + 2.444%	7.7740	04/25/34	190,438
191,087	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(d)	TSFR1M + 2.894%	8.2240	04/25/34	9,594
599,659	AFC Home Equity Loan Trust Series 1999-2 1A(d)	TSFR1M + 0.924%	6.2540	06/25/29	480,900
3,157,162	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M4(d)	TSFR1M + 3.339%	8.6690	08/25/32	2,801,876
271,092	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W10 M3(d)	TSFR1M + 2.889%	3.8040	01/25/34	225,742
283,348	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(d)	TSFR1M + 0.264%	5.5940	09/25/36	91,904
62,238	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(d)	TSFR1M + 4.239%	9.5690	06/25/34	60,411
316,893	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(d)	TSFR1M + 1.914%	7.2440	12/25/34	250,523
790,274	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(d)	TSFR1M + 1.989%	7.3190	02/25/35	793,772
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(d)	TSFR1M + 2.139%	7.4680	06/28/44	2,210,428

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	HOME EQUITY — 16.7% (Continued)
293,321	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M6(d)	TSFR1M + 2.964%	5.4710	06/25/34	$268,680
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(d)	TSFR1M + 4.239%	5.7950	08/25/34	106,354
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(d)	TSFR1M + 5.739%	11.0690	08/25/34	169,917
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(d)	TSFR1M + 2.964%	5.9560	09/25/34	773,543
445,537	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M3(d)	TSFR1M + 2.214%	7.5440	09/25/34	443,998
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(d)	TSFR1M + 2.739%	8.0690	09/25/34	646,836
376,533	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(d)	TSFR1M + 2.739%	6.0420	11/25/34	388,308
188,378	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(d)	TSFR1M + 2.814%	6.3400	12/25/34	201,915
673,958	Bear Stearns Asset Backed Securities I Trust Series 2006-HE10 23A(d)	TSFR1M + 0.254%	5.2150	12/25/36	868,275
150,032	Bear Stearns Asset Backed Securities Trust Series 1999-2 MF1(e)		8.2200	10/25/29	205,351
28,306	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(e)		8.4100	10/25/29	28,238
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(d)	TSFR1M + 3.489%	6.1850	01/25/34	81,294
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(d)	TSFR1M + 2.964%	6.1850	01/25/34	81,969
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(d)	TSFR1M + 6.114%	6.4780	02/25/34	120,907
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(d)	TSFR1M + 4.989%	5.8680	03/25/34	490,930
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(d)	TSFR1M + 2.739%	5.8680	03/25/34	9,947
62,303	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(d)	TSFR1M + 1.989%	7.3190	07/25/34	55,062
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(d)	TSFR1M + 5.739%	11.0690	07/25/34	45,034
581,470	CDC Mortgage Capital Trust 2004-HE1 Series 2004-HE1 M2(d)	TSFR1M + 1.914%	7.2440	06/25/34	577,268
352,814	CDC Mortgage Capital Trust 2004-HE3 Series 2004-HE3 M2(d)	TSFR1M + 1.914%	7.2440	11/25/34	341,947
270,377	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(e)		7.3300	07/25/32	204,144
48,684	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(d)	TSFR1M + 1.844%	7.1740	03/25/33	46,445
658,373	Centex Home Equity Loan Trust 2004-B Series 2004-B M5(d)	TSFR1M + 1.689%	7.0190	03/25/34	614,080
27,806	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(d)	TSFR1M + 1.149%	6.4790	09/25/34	26,144
155,970	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	6.3440	01/25/32	168,975
74,593	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(d)	TSFR1M + 0.194%	5.5240	01/25/37	53,455
317,424	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(e)		6.3330	01/25/37	94,375
4,473,126	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(d)	TSFR1M + 1.089%	6.4190	10/25/35	2,368,063
17,832	Conseco Finance Corporation/Old Series 2002-A B1(d)	TSFR1M + 5.364%	10.6900	04/15/32	17,888
97,041	Conseco Finance Home Equity Loan Trust 2002-B Series 2002-B B1(d)	TSFR1M + 5.364%	10.6900	05/15/33	97,331
78,867	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(d)	TSFR1M + 2.114%	7.4440	10/25/32	78,844
114,483	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(d)	TSFR1M + 3.364%	4.3570	04/25/34	103,857
390,306	CWHEQ Revolving Home Equity Loan Trust Series Series 2005-B 2A(a),(d)	TSFR1M + 0.294%	5.6200	05/15/35	388,727
121,751	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(e)		8.1000	01/15/30	81,635

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	HOME EQUITY — 16.7% (Continued)
729,204	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(a),(d)	TSFR1M + 2.664%	7.9850	05/25/39	$707,717
441,109	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(d)	TSFR1M + 4.014%	9.3440	12/25/34	394,529
3,768,434	First NLC Trust 2005-1 Series 2005-1 M2(d)	TSFR1M + 0.759%	3.7030	05/25/35	2,868,938
277,745	GE Capital Mortgage Funding Corp 1999-HE3 Trust Series 1999-HE3 M(b)		7.7750	10/25/29	276,139
49,113	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(b)		7.9050	07/25/29	29,668
50,942	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(d)	TSFR1M + 0.274%	5.6040	03/25/36	17,358
229,461	Home Equity Asset Trust Series 2002-4 M2(d)	TSFR1M + 2.664%	7.9940	03/25/33	217,080
135,035	Home Equity Asset Trust Series 2003-8 M3(d)	TSFR1M + 2.464%	7.7940	04/25/34	133,371
296,287	Home Equity Asset Trust Series 2003-8 B1(d)	TSFR1M + 2.614%	7.9440	04/25/34	290,808
160,235	Home Equity Asset Trust Series 2004-3 B1(d)	TSFR1M + 2.714%	8.0440	08/25/34	599,000
174,147	Home Equity Asset Trust 2002-2 Series 2002-2 M2(d)	TSFR1M + 1.964%	7.2850	06/25/32	160,628
215,407	Home Equity Asset Trust 2004-6 Series 2004-6 M5(d)	TSFR1M + 1.764%	7.0940	12/25/34	209,120
1,149,756	Home Equity Asset Trust 2005-4 Series 2005-4 M7(d)	TSFR1M + 1.794%	4.9500	10/25/35	1,205,014
463,158	Home Equity Mortgage Loan Asset-Backed Trust Series 2001-C M2(d)	TSFR1M + 2.289%	7.6190	12/25/32	467,175
105,693	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(e)		5.0290	04/25/33	167,061
344,441	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M5(d)	TSFR1M + 1.689%	4.8420	03/25/35	288,077
293,558	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M6(d)	TSFR1M + 1.989%	4.8420	03/25/35	242,466
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(e)		7.5300	06/20/29	444,800
364	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(e)		6.5600	03/15/37	361
133,609	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(d)	TSFR1M + 2.214%	7.5440	07/25/34	113,889
89,176	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M8(d)	TSFR1M + 3.864%	9.1940	09/25/34	75,335
24,381	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(d)	TSFR1M + 1.614%	6.9440	09/25/34	26,074
662,362	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M8(d)	TSFR1M + 2.964%	8.2940	09/25/34	500,763
30,254	Mastr Asset Backed Securities Trust 2005-NC1 Series 2005-NC1 M5(d)	TSFR1M + 1.314%	6.6440	12/25/34	30,593
1,088,197	Merrill Lynch Mortgage Investors Trust Series Series 2003-HE1 M2(d)	TSFR1M + 2.589%	7.9190	07/25/34	1,052,290
711,163	Merrill Lynch Mortgage Investors Trust Series Series 2004-HE2 B3(d)	TSFR1M + 5.364%	10.6940	08/25/35	678,462
122,683	Merrill Lynch Mortgage Investors Trust Series Series 2005-NC1 B2(d)	TSFR1M + 2.064%	7.3940	10/25/35	118,288
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10 Series 2003-NC10 B2(d)	TSFR1M + 5.739%	11.0690	10/25/33	811,418
420,215	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B1(d)	TSFR1M + 5.514%	10.8440	09/25/33	410,599
568,546	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B2(d)	TSFR1M + 5.739%	11.0690	09/25/33	536,328

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	HOME EQUITY — 16.7% (Continued)
492,840	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE2 Series 2005-HE2 M5(d)	TSFR1M + 1.134%	6.4640	01/25/35	$416,899
256,757	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE3 Series 2007-HE3 A2A(d)	TSFR1M + 0.174%	5.5040	12/25/36	129,568
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX Series 2007-7AX 2A4(d)	TSFR1M + 0.754%	6.0840	04/25/37	1,019,452
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX Series 2007-7AX 2A6(d)	TSFR1M + 0.754%	6.0840	04/25/37	207,815
1,600	New Century Home Equity Loan Trust 2004-1 Series 2004-1 M2(d)	TSFR1M + 2.139%	7.4690	05/25/34	1,986
351,277	New Century Home Equity Loan Trust 2004-4 Series 4 M4(d)	TSFR1M + 1.389%	6.7190	02/25/35	363,701
831,520	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(d)	TSFR1M + 3.114%	8.4440	01/25/33	706,592
174,454	New Century Home Equity Loan Trust Series 2003-3 Series 2003-3 M6(d)	TSFR1M + 5.739%	11.0690	07/25/33	178,092
1,579,466	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 B(a),(e)		4.8600	11/25/33	1,663,799
29,202	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M5(e)		4.8600	11/25/33	24,044
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1 Series 2004-1 B1(d)	TSFR1M + 2.664%	7.9940	06/25/34	1,261,197
329,739	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(d)	TSFR1M + 2.889%	8.2190	12/25/34	258,145
221,421	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(d)	TSFR1M + 2.139%	7.4690	01/25/34	187,237
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(d)	TSFR1M + 2.589%	7.9190	01/25/34	250,943
417	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M2(d)	TSFR1M + 1.689%	7.0190	05/25/34	439
545,737	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(d)	TSFR1M + 2.814%	8.1440	05/25/34	489,553
369,525	Provident Bank Home Equity Loan Trust 1998-4 Series 1998-4 A9(d)	TSFR1M + 3.614%	8.9440	01/25/30	352,252
439,526	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A3(d)	TSFR1M + 0.894%	5.8340	01/25/31	374,240
160,817	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A2(d)	TSFR1M + 0.954%	5.8640	01/25/31	138,383
109,858	RASC Series 2003-KS4 Trust Series 2003-KS4 AIII(d)	TSFR1M + 0.404%	6.0240	06/25/33	109,263
1,272,932	RASC Series 2005-KS12 Trust Series 2005-KS12 M5(d)	TSFR1M + 0.784%	6.4490	01/25/36	1,104,118
3,092,320	RASC Series 2006-KS8 Trust(d)	TSFR1M + 0.404%	5.7340	10/25/36	2,379,345
361,600	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(d)	TSFR1M + 5.364%	10.6940	12/25/32	225,504
344,716	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(d)	TSFR1M + 3.114%	4.3040	08/25/33	292,042
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(d)	TSFR1M + 3.114%	8.4440	02/25/34	30,358
1,752,994	Soundview Home Loan Trust 2006-2 Series 2006-2 M4(d)	TSFR1M + 0.819%	6.1490	03/25/36	1,602,920
228,014	Soundview Home Loan Trust 2007-OPT2 Series 2007-OPT2 2A3(d)	TSFR1M + 0.294%	5.6240	07/25/37	201,473
512,514	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(d)	TSFR1M + 2.664%	7.9940	02/25/35	520,208
14,757,000	Structured Asset Securities Corp 2005-S1(d),(i)	US0001M + 1.050%	0.0001	03/25/35	354,100
15,423	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	13,324

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	HOME EQUITY — 16.7% (Continued)
35,487	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	$30,245
18,851	Terwin Mortgage Trust Series 2004-7HE M1(a),(d)	TSFR1M + 1.389%	6.7190	07/25/34	18,544
31,140	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(a),(b)		8.0000	12/25/33	30,591
496,538	Terwin Mortgage Trust 2004-18SL Series 2004-18SL 1B4(a),(b)		8.0000	10/25/34	465,786
3,000,000	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(a),(b),(i)		0.0001	02/25/37	206,138
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE Series 2003-2HE B(b)		5.7360	07/25/34	183,262
12,444	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(a),(b)		8.0000	10/25/34	12,349
1,329,040	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(b)		7.7500	04/15/30	1,274,235
122,038	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(d)	TSFR1M + 2.934%	8.2640	10/25/34	122,388
181,315	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(a),(d)	TSFR1M + 0.514%	5.8440	06/25/37	58,562
					51,194,902
	MANUFACTURED HOUSING — 0.3%
107,154	Conseco Finance Corporation Series 1997-2 M1(b)		7.5400	06/15/28	105,657
403,442	Conseco Finance Securitizations Corporation Series 2002-1 B1(b)		9.7990	12/01/33	7,327
746,733	MERIT Securities Corporation Series 1-Dec 1M2(e)		8.3500	07/28/33	685,533
					798,517
	NON AGENCY CMBS — 23.9%
18,729,314	BANK 2017-BNK6 Series 2017-BNK6 XG(a),(b),(c)		1.5000	07/15/60	692,691
361,350	Bayview Commercial Asset Trust 2005-2 Series 2005-2A M4(a),(d)	TSFR1M + 1.029%	6.3590	08/25/35	341,302
458,655	Bayview Commercial Asset Trust 2005-3 Series 2005-3A M1(a),(d)	TSFR1M + 0.774%	5.8840	11/25/35	432,997
649,416	Bayview Commercial Asset Trust 2005-3 Series 2005-3A B1(a),(d)	TSFR1M + 1.764%	6.5440	11/25/35	636,522
238,508	Bayview Commercial Asset Trust 2005-4 Series 2005-4A M3(a),(d)	TSFR1M + 0.864%	6.1940	01/25/36	225,201
122,161	Bayview Commercial Asset Trust 2005-4 Series 2005-4A M4(a),(d)	TSFR1M + 1.029%	6.3590	01/25/36	117,529
17,386	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M1(a),(d)	TSFR1M + 0.684%	6.0140	04/25/36	16,023
18,369	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M2(a),(d)	TSFR1M + 0.714%	6.0440	04/25/36	16,920
8,956	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(a),(d)	TSFR1M + 0.894%	6.2240	04/25/36	8,168
8,693	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M5(a),(d)	TSFR1M + 0.954%	6.2840	04/25/36	7,853
116,736	Bayview Commercial Asset Trust 2006-2 Series 2006-2A M1(a),(d)	TSFR1M + 0.579%	5.9090	07/25/36	108,963
34,018	Bayview Commercial Asset Trust 2006-2 Series 2006-2A M3(a),(d)	TSFR1M + 0.639%	5.9690	07/25/36	31,653
721,666	Bayview Commercial Asset Trust 2006-4 Series 2006-4A M1(a),(d)	TSFR1M + 0.549%	5.8790	12/25/36	675,221
4,000,000	Bayview Commercial Asset Trust 2006-SP1 Series 2006-SP1 B2(a),(d)	TSFR1M + 3.489%	8.8190	04/25/36	2,994,356
714,953	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M1(a),(d)	TSFR1M + 0.609%	5.9390	01/25/37	679,527
1,106,354	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M4(a),(d)	TSFR1M + 0.819%	6.1490	01/25/37	1,068,137
347,423	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M5(a),(d)	TSFR1M + 0.849%	6.1790	01/25/37	340,164

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	NON AGENCY CMBS — 23.9% (Continued)
373,228	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 M6(a),(d)	TSFR1M + 0.954%	6.2840	01/25/37	$369,441
960,013	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(a),(d)	TSFR1M + 1.914%	7.2440	01/25/37	1,626,248
999,789	Bayview Commercial Asset Trust 2007-2 Series 2007-2A A2(a),(d)	TSFR1M + 0.594%	5.9240	07/25/37	880,796
598,182	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(a),(e)		6.0400	01/25/39	569,613
3,500,000	Citigroup Commercial Mortgage Trust 2014-GC21 Series 2014-GC21 E(a),(b)		3.5880	05/10/47	2,621,045
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	2,229,791
1,300,000	COMM 2014-LC17 Mortgage Trust Series 2014-LC17 E(a)		3.1140	10/10/47	1,046,094
6,278,131	GS Mortgage Securities Corporation II Series 2018-SRP5 A(a),(d)	TSFR1M + 1.847%	7.1730	09/15/31	4,207,207
994,050	GS Mortgage Securities Trust 2007-GG10 Series 2007-GG10 AJ(b)		5.6300	08/10/45	178,929
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(a),(b)		4.6960	06/10/47	2,046,296
3,790,000	GS Mortgage Securities Trust 2014-GC26 Series 2014-GC26 D(a),(b)		4.5090	11/10/47	2,699,321
3,000,000	GS Mortgage Securities Trust 2016-GS4 Series 2016-GS4 D(a),(b)		3.2330	11/10/49	2,185,572
8,113,000	HMH Trust Series 2017-NSS E(a),(i)		6.2920	07/05/31	5,846,705
850,000	HMH Trust 2017-NSS Series 2017-NSS A(a)		3.0620	07/05/31	731,642
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(a),(i)		8.4800	07/05/31	1,899,644
1,846,000	Hudsons Bay Simon JV Trust 2015-HBS Series 2015-HB10 A10(a)		4.1540	08/05/34	1,727,029
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(a),(d)	TSFR1M + 2.597%	7.9230	04/15/31	35,845
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(a),(d)	TSFR1M + 3.417%	8.7430	04/15/31	13,793
1,821,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(b)		4.1160	04/15/46	894,279
2,246,456	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(a)		3.9100	05/05/30	1,878,478
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(a),(b)		3.6330	10/15/48	800,933
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(a),(b)		4.7020	03/15/49	2,490,127
2,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series 2016-C2 D(a),(b)		3.3260	06/15/49	1,504,423
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Series 2007-2A M2(a),(d)	TSFR1M + 0.714%	6.0440	06/25/37	3,990,070
100,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(b)		3.9420	07/15/46	82,931
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(a)		2.8770	05/15/49	1,147,713
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(a),(b)		3.0000	09/15/49	1,916,138
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 D(a),(b)		3.0000	11/15/49	1,215,374

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	NON AGENCY CMBS — 23.9% (Continued)
750,000	Morgan Stanley Capital I Trust 2019-BPR Series 2019-BPR D(a),(d)	TSFR1M + 4.592%	9.9180	05/15/36	$716,673
4,387,000	Palisades Center Trust Series 2016-PLSD A(a)		2.7130	04/13/33	2,800,016
4,727,952	Starwood Retail Property Trust Series 2014-STAR A(a),(d)		8.5000	11/15/27	3,691,481
939,641	Velocity Commercial Capital Loan Trust 2017-2 Series 2017-2 M5(a),(b)		6.4200	11/25/47	775,821
256,761	Velocity Commercial Capital Loan Trust 2017-2 Series 2017-2 M6(a),(b)		7.7500	11/25/47	189,097
1,035,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 C(b)		3.9490	07/15/46	817,435
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(a),(b)		3.9490	07/15/46	2,007,222
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(a)		2.8690	02/15/48	966,480
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(a)		3.7680	02/15/48	1,173,121
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 XFG(a),(b),(c)		2.0610	06/15/49	531,149
967,758	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 C(b)		5.0610	06/15/49	822,778
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(a)		2.9420	11/15/59	1,676,903
1,600,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(a),(b)		3.8370	06/15/46	742,600
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(a)		3.2500	06/15/46	1,173,111
					73,312,591
	OTHER ABS — 1.0%
1,287,577	Bayview Commercial Asset Trust 2007-4 Series 2007-4A A2(a),(d)	TSFR1M + 0.939%	6.2690	09/25/37	1,804,017
272,042	BCMSC Trust 2001-A Series 2001-A M2(b)		8.2650	12/15/30	174,840
981,431	Conseco Finance Securitizations Corporation Series 2001-2 M1(b)		7.6900	03/01/31	988,815
151,166	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(b)		7.8200	03/15/32	147,603
					3,115,275
	RESIDENTIAL MORTGAGE — 27.7%
3,613,852	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(d)	TSFR1M + 1.269%	6.5990	01/25/36	3,668,591
164,485	Amortizing Residential Collateral Trust Series 2001-BC5 M1(d)	TSFR1M + 0.939%	6.2690	08/25/31	166,224
263,001	Amortizing Residential Collateral Trust 2001-BC6 Series 2001-BC6 M2(d)	TSFR1M + 2.139%	7.4690	10/25/31	204,201
111,889	Amortizing Residential Collateral Trust 2002-BC5 Series 2002-BC5 M2(d)	TSFR1M + 1.914%	7.2440	07/25/32	112,775
21,784	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(e),(i)		6.0000	12/25/42	—	(j)
70,231	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	67,068
5,412,109	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(d)	TSFR1M + 1.044%	6.3740	12/25/35	3,786,631

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	RESIDENTIAL MORTGAGE — 27.7% (Continued)
795,819	C-BASS 2007-CB1 TRUST Series 2007-CB1 AF2(e)		5.7210	01/25/37	$245,009
116,757	Chase Funding Trust Series 2003-1 Series 2003-1 2A2(d)	TSFR1M + 0.774%	6.1040	11/25/32	115,439
109,783	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	83,209
4,237,118	Citicorp Residential Mortgage Trust Series 2006-1 Series 2006-1 M3(e)		4.5830	07/25/36	2,672,600
1,353,103	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(e)		5.9960	09/25/36	736,172
147,303	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	40,085
219,676	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(a),(d)	TSFR1M + 0.284%	5.6140	05/25/37	187,051
1,354,879	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(d)	TSFR1M + 1.989%	7.3190	08/25/35	1,519,511
1,084,194	Countrywide Asset-Backed Certificates Series 2002-BC3 M1(d)	TSFR1M + 1.014%	6.3440	05/25/32	1,098,905
501,951	Countrywide Asset-Backed Certificates Series 2003-4 M1(d)	TSFR1M + 1.134%	6.4640	09/25/33	462,758
2,887,370	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(d)	TSFR1M + 1.089%	6.4190	04/25/36	2,239,889
1,797,584	Countrywide Asset-Backed Certificates Series 2006-1 MV2(d)	TSFR1M + 0.729%	4.6410	07/25/36	1,623,258
102,382	Countrywide Asset-Backed Certificates Series 2006-23 1A(d)	TSFR1M + 0.394%	5.7240	05/25/37	94,637
227,036	Countrywide Asset-Backed Certificates Series 2006-21 M1(d)	TSFR1M + 0.459%	5.7890	05/25/37	156,497
825,986	Countrywide Asset-Backed Certificates Series 2007-SD1 A1(a),(d)	TSFR1M + 1.014%	6.3440	03/25/47	626,977
421,420	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(d)	TSFR1M + 3.114%	4.4720	05/25/32	441,148
247,675	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B4(a),(d)	TSFR1M + 3.864%	3.6570	03/25/34	271,664
145,075	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B3(d)	TSFR1M + 4.989%	3.6570	03/25/34	228,115
108,178	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B2(d)	TSFR1M + 3.114%	3.6570	03/25/34	114,609
69,596	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(d)	TSFR1M + 2.814%	5.4220	07/25/35	59,994
16,391	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(d)	TSFR1M + 0.909%	3.8980	12/25/35	16,035
689,665	Credit-Based Asset Servicing and Securitization, Series 2006-RP2 M1(a),(d)	TSFR1M + 1.164%	6.4940	07/25/36	686,545
445,000	Credit-Based Asset Servicing and Securitization, Series 2007-CB4 A2C(e)		6.1140	04/25/37	272,611
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(b)		5.6540	07/25/35	101,483
14,300	CWABS Inc Asset-Backed Certificates Trust 2004-5 Series 2004-5 M1(d)	TSFR1M + 0.969%	6.2990	08/25/34	14,252
4,291,935	Equifirst Loan Securitization Trust 2007-1 Series 2007-1 M1(d),(h)	TSFR1M + 0.394%	5.7240	04/25/37	3,979,959
457,005	Equity One Mortgage Pass-Through Trust 2004-3 Series 2004-3 M3(e)		3.8740	07/25/34	363,595
389,128	Finance America Mortgage Loan Trust 2004-1 Series 2004-1 M6(d)	TSFR1M + 2.289%	7.6190	06/25/34	337,107
175,916	Finance America Mortgage Loan Trust 2004-2 Series 2004-2 M2(d)	TSFR1M + 1.014%	6.3440	08/25/34	157,286
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(d)	TSFR1M + 1.689%	7.0190	02/25/33	526,474
281,233	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(d)	TSFR1M + 2.589%	7.9100	10/25/33	241,237
883,210	First Franklin Mortgage Loan Trust 2003-FFH1 Series 2003-FFH1 M2(d)	TSFR1M + 2.739%	8.0690	09/25/33	852,612
2,881,807	First Franklin Mortgage Loan Trust 2003-FFH2 Series 2003-FFH2 M2(d),(h)	TSFR1M + 2.484%	7.8140	02/25/34	2,695,190

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	RESIDENTIAL MORTGAGE — 27.7% (Continued)
351,404	First Franklin Mortgage Loan Trust 2004-FF5 Series 2004-FF5 M6(d)	TSFR1M + 2.514%	7.8440	08/25/34	$316,202
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7 Series 2004-FF7 M5(d)	TSFR1M + 2.289%	7.6190	09/25/34	1,322,929
4,630,321	First Franklin Mortgage Loan Trust 2006-FF10 Series 2006-FF10 M1(d),(h)	TSFR1M + 0.384%	5.7140	07/25/36	5,813,248
4,379,293	First Franklin Mortgage Loan Trust 2006-FF11 Series 2006-FF11 M1(d)	TSFR1M + 0.489%	5.8190	08/25/36	4,015,501
54,487	Fremont Home Loan Trust 2004-B Series 2004-B M6(d)	TSFR1M + 2.439%	7.7690	05/25/34	42,529
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(d)	TSFR1M + 1.839%	7.1690	08/25/34	265
166,297	GSAMP Trust 2004-OPT Series 2004-OPT B2(d)	TSFR1M + 2.664%	3.8160	11/25/34	113,371
89,597	GSAMP Trust 2004-WF Series 2004-WF B1(d)	TSFR1M + 2.589%	7.9190	10/25/34	92,174
750,444	GSAMP Trust 2006-NC1 Series 2006-NC1 M2(d)	TSFR1M + 0.684%	6.0140	02/25/36	767,594
2,000,000	GSAMP Trust 2007-SEA1 Series 2007-SEA1 M1(a),(e)		5.5000	12/25/36	1,935,278
9,344,707	Home Equity Loan Trust Series 2007-FRE1 M1(d),(h)	TSFR1M + 0.614%	5.9440	04/25/37	9,201,500
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(d)	TSFR1M + 0.774%	6.1040	03/25/36	125,007
138,387	Lehman XS Trust 2007-1 Series 2007-1 1A4(d)	TSFR1M + 0.574%	5.9040	02/25/37	102,397
832,608	Lehman XS Trust 2007-6 Series 2007-6 2A1(d)	TSFR1M + 0.534%	5.8640	05/25/37	617,834
332,556	Mastr Specialized Loan Trust Series 2005-2 B(a),(e)		6.2500	07/25/35	314,029
34,307	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 M2(d)	TSFR1M + 0.909%	6.2390	09/25/35	33,250
18,213	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(d)	TSFR1M + 1.839%	7.1690	07/25/34	18,409
160,790	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(d)	TSFR1M + 1.164%	6.4940	04/25/35	152,436
1,036,825	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(d)	TSFR1M + 0.764%	6.0940	04/25/37	1,632,936
932,160	Ownit Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(d)	TSFR1M + 2.889%	8.2190	07/25/35	1,180,340
2,305,433	Ownit Mortgage Loan Trust Series 2006-3 Series 2006-3 M1(d)	TSFR1M + 0.609%	5.9390	03/25/37	2,154,487
3,288,091	Park Place Securities Inc Asset-Backed Series 2005-WCW1 M5(d)	TSFR1M + 1.104%	6.4340	09/25/35	2,796,232
189,648	People’s Choice Home Loan Securities Trust Series Series 2004-2 M3(d)	TSFR1M + 1.839%	7.1690	10/25/34	169,159
1,325,097	People’s Choice Home Loan Securities Trust Series Series 2004-2 M5(d)	TSFR1M + 2.814%	8.1440	10/25/34	830,388
7,772	Popular A.B.S Mortgage Pass-Through Trust 2005-5 Series 2005-5 AF4(e)		3.4180	11/25/35	7,690
1,281,495	Quest Trust Series 2003-X4A M2(a),(d)	TSFR1M + 5.364%	3.7730	12/25/33	1,078,858
1,053,858	Quest Trust Series 2004-X2 M3(a),(d)	TSFR1M + 3.339%	8.6690	06/25/34	955,551
424,801	RAAC Series 2005-SP2 Trust Series 2005-SP2 2A(d)	TSFR1M + 0.714%	6.0440	06/25/44	356,523
200,749	RAAC Series 2006-SP1 Trust Series 2006-SP1 M2(d)	TSFR1M + 0.939%	6.2690	09/25/45	141,241
407,716	RAAC Series 2007-RP4 Trust Series 2007-RP4 A(a),(d)	TSFR1M + 0.464%	6.1440	11/25/46	388,143
358,780	RAMP Series 2003-RS7 Trust Series 2003-RS7 MII3(d)	TSFR1M + 3.714%	5.4360	08/25/33	298,155
386,390	RAMP Series 2003-RS9 Trust Series 2003-RS9 MII2(d)	TSFR1M + 1.914%	5.6040	10/25/33	376,178

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	RESIDENTIAL MORTGAGE — 27.7% (Continued)
209,180	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(d)	TSFR1M + 0.614%	6.1940	09/25/35	$205,031
910,158	RAMP Series 2006-RS1 Trust Series 2006-RS1 M1(d)	TSFR1M + 0.524%	6.0590	01/25/36	687,094
2,424,107	RAMP Series 2006-RZ2 Trust Series 2006-RZ2 M2(d)	TSFR1M + 0.454%	5.9540	05/25/36	2,839,562
198,012	RAMP Series 2007-RS2 Trust Series 2007-RS2 A3(d)	TSFR1M + 0.854%	6.1840	05/25/37	176,370
102,826	SACO I Trust 2006-3 Series 2006-3 A1(d)	TSFR1M + 0.474%	5.8040	04/25/36	195,285
27,351	SACO I Trust 2006-6 Series 2006-6 A(d)	TSFR1M + 0.374%	5.7040	06/25/36	45,423
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(d)	TSFR1M + 2.019%	4.1500	08/25/35	51,749
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(d)	TSFR1M + 3.639%	0.9600	05/25/35	67,441
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(a),(d)	TSFR1M + 3.114%	8.4440	12/25/37	2,626,709
142,039	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(d)	TSFR1M + 1.794%	7.1240	09/25/34	133,447
106,899	SG Mortgage Securities Trust 2006-OPT2 Series 2006-OPT2 A3C(d)	TSFR1M + 0.264%	5.5940	10/25/36	97,209
28,188	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(d)	TSFR1M + 1.314%	6.6440	01/25/35	22,469
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(d)	TSFR1M + 4.614%	9.9440	06/25/34	164,054
50,674	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 A2(d)	TSFR1M + 0.834%	6.1640	04/25/33	50,801
260,149	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 M1(d)	TSFR1M + 1.494%	6.8240	04/25/33	257,841
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(d)	TSFR1M + 4.989%	10.3190	06/25/33	170,388
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(d)	TSFR1M + 2.739%	8.0690	08/25/33	61,902
508,601	Structured Asset Investment Loan Trust 2004-5 Series 2004-5 M7(d)	TSFR1M + 3.114%	8.4440	05/25/34	429,955
71,562	Structured Asset Investment Loan Trust 2004-9 Series 2004-9 M6(d)	TSFR1M + 2.889%	8.2190	10/25/34	74,042
512,216	Structured Asset Investment Loan Trust 2004-BNC2 Series 2004-BNC2 M1(d)	TSFR1M + 1.389%	6.7190	12/25/34	496,907
3,762,983	Structured Asset Investment Loan Trust 2005-9 Series 2005-9 M2(d),(h)	TSFR1M + 0.789%	6.1190	11/25/35	3,300,776
230,308	Structured Asset Securities Corp Mortgage Series 2003-36XS M1(e)		5.2380	11/25/33	184,878
273,448	Structured Asset Securities Corp Mortgage Series 2004-6XS M1(e)		5.6700	03/25/34	258,277
3,658,601	Structured Asset Securities Corp Mortgage Loan Series 2006-BC6 M1(d)	TSFR1M + 0.384%	5.7140	01/25/37	3,395,803
33,588	Wilshire Mortgage Loan Trust Series 1997-2 A7(b)		6.8350	03/25/28	33,418
29,263	Wilshire Mortgage Loan Trust Series 1997-2 M2(b)		7.4250	05/25/28	29,126
					84,673,194

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 105.7% (Continued)
	WHOLE BUSINESS — 0.1%
379,894	Business Loan Express Business Loan Trust 2007-A Series 2007-AA B(a),(d)	TSFR1M + 1.214%	6.5430	10/20/40	$321,273

	TOTAL NON-AGENCY ASSET BACKED SECURITIES (Cost $346,068,506)				323,745,598

Shares
	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
740,381	First American Government Obligations Fund, Class X, 5.23% (Cost $740,381)(g)	740,381

	TOTAL INVESTMENTS - 107.6% (Cost $365,858,125)	$329,741,718
	REVERSE REPURCHASE AGREEMENTS - (5.3)%	(16,316,000)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(7,022,163)
	NET ASSETS - 100.0%	$306,403,555

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	- Prime Rate by Country United States

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month

TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month

US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is $92,024,897 or 30.0% of net assets.

(b)	Variable rate security; the rate shown represents the rate on March 31, 2024.

(c)	Interest only securities.

(d)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2024.

(f)	Zero coupon bond.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(h)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements. See Note 5.

(i)	Illiquid security. Total illiquid securities represent 3.6% of net assets as of March 31, 2024.

(j)	Less than $1.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

ASSETS
Investments (cost $365,858,125), at fair value	$329,741,718
Collateral held at broker	612,812
Interest & dividend receivable	1,157,573
Receivable for fund shares sold	54,064
Prepaid expenses and other assets	30,054
TOTAL ASSETS	331,596,221

LIABILITIES
Payable for reverse repurchase agreements	16,316,000
Line of credit payable	7,004,000
Payable for fund shares redeemed	1,112,249
Investment advisory fees payable	367,867
Payable to related parties	103,487
Interest payable for reverse repurchase agreements	50,955
Distribution (12b-1) fees payable	17,633
Accrued expenses and other liabilities	220,475
TOTAL LIABILITIES	25,192,666
NET ASSETS	$306,403,555

Net Assets Consist Of:
Paid in capital	$430,261,823
Accumulated loss	(123,858,268)
NET ASSETS	$306,403,555

Net Asset Value Per Share:
Class A Shares:
Net Assets	$67,688,284
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,856,422
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.62	(b)
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$9.14

Class C Shares:
Net Assets	$3,094,155
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	360,459
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.58

Class I Shares:
Net Assets	$235,621,116
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	27,308,936
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.63	(b)

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

(b)	The NAV and offering price shown above differs from the traded NAV on March 28, 2024 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2024

INVESTMENT INCOME
Interest income	$10,818,990
TOTAL INVESTMENT INCOME	10,818,990

EXPENSES
Investment advisory fees	3,171,997
Distribution (12b-1) Fees:
Class A	97,089
Class C	15,356
Interest expense for reverse repurchase agreements	848,779
Administrative services fees	230,550
Professional fees	150,807
Third party administrative servicing fees	142,021
Line of credit interest expense	105,589
Transfer agent fees	53,265
Printing and postage expenses	48,469
Registration fees	48,443
Accounting services fees	43,606
Custodian fees	34,223
Compliance officer fees	16,679
Trustees fees and expenses	9,938
Insurance expense	3,739
Other expenses	17,702
TOTAL EXPENSES	5,038,252
Less: Fees waived by the Adviser	(842,575)
NET EXPENSES	4,195,677
NET INVESTMENT INCOME	6,623,313

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(3,222,770)
Net change in unrealized appreciation on investments	12,133,265

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,910,495

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,533,808

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
FROM OPERATIONS
Net investment income	$6,623,313	$20,605,902
Net realized loss from security transactions	(3,222,770)	(4,657,074)
Net change in unrealized appreciation (depreciation) of investments	12,133,265	(30,128,322)
Net increase (decrease) in net assets resulting from operations	15,533,808	(14,179,494)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(1,480,543)
Class C	—	(47,000)
Class I	—	(5,217,925)
Total distributions paid:
Class A	(2,564,228)	(5,234,371)
Class C	(91,077)	(185,572)
Class I	(8,931,685)	(18,343,608)
Net decrease in net assets resulting from distributions to shareholders	(11,586,990)	(30,509,019)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,440,649	16,454,845
Class C	250,630	187,350
Class I	29,065,544	90,180,521
Net asset value of shares issued in reinvestment of distributions:
Class A	2,544,280	6,672,637
Class C	65,567	196,353
Class I	7,137,301	21,603,813
Payments for shares redeemed:
Class A	(31,735,546)	(46,576,403)
Class C	(451,540)	(1,909,048)
Class I	(103,213,552)	(241,334,126)
Net decrease in net assets resulting from shares of beneficial interest	(89,896,667)	(154,524,058)

TOTAL DECREASE IN NET ASSETS	(85,949,849)	(199,212,571)

NET ASSETS
Beginning of Period	392,353,404	591,565,975
End of Period	$306,403,555	$392,353,404

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
SHARE ACTIVITY
Class A:
Shares sold	754,962	1,817,727
Shares reinvested	295,466	754,681
Shares redeemed	(3,703,994)	(5,219,744)
Net decrease in shares of beneficial interest outstanding	(2,653,566)	(2,647,336)

Class C:
Shares sold	29,164	21,078
Shares reinvested	7,634	22,251
Shares redeemed	(52,262)	(216,750)
Net decrease in shares of beneficial interest outstanding	(15,464)	(173,421)

Class I:
Shares sold	3,355,004	10,051,593
Shares reinvested	827,092	2,439,589
Shares redeemed	(11,932,523)	(26,939,475)
Net decrease in shares of beneficial interest outstanding	(7,750,427)	(14,448,293)

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2024		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class A	(Unaudited)		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020		September 30, 2019
Net asset value, beginning of period	$8.53		$9.35		$10.75		$10.37		$10.98		$11.26

Activity from investment operations:
Net investment income (1)	0.16		0.37		0.33		0.29		0.22		0.19
Net realized and unrealized gain (loss) on investments	0.22		(0.62)		(1.22)		0.60		(0.31)		0.14
Total from investment operations	0.38		(0.25)		(0.89)		0.89		(0.09)		0.33

Less distributions from:
Net investment income	(0.29)		(0.43)		(0.34)		(0.39)		(0.51)		(0.40)
Return of capital	—		(0.14)		(0.17)		(0.12)		(0.01)		(0.21)
Total distributions	(0.29)		(0.57)		(0.51)		(0.51)		(0.52)		(0.61)

Net asset value, end of period	$8.62		$8.53		$9.35		$10.75		$10.37		$10.98

Total return (2)	4.49	% (11)(12)	(2.73)%		(8.51)%		8.82%		(0.50)%		3.16%

Net assets, at end of period (000s)	$67,688		$89,664		$123,018		$115,606		$112,937		$135,705

Ratio of gross expenses to average net assets (3)	3.11	% (9)(10)	2.64	% (8)	2.43	% (7)	2.39	% (6)	2.40	% (5)	2.35	% (4)
Ratio of net expenses to average net assets	2.62	% (9)(10)	2.26	% (8)	2.11	% (7)	2.15	% (6)	2.20	% (5)	2.25	% (4)
Ratio of net investment income to average net assets	3.65	% (9)(10)	4.17%		3.26%		2.72%		2.15%		1.73%
Portfolio Turnover Rate	1	% (11)	1%		17%		17%		11%		29%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(5)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(6)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(7)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(8)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(9)	Includes 0.62% for the six months ended March 31, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(10)	Annualized.

(11)	Not annualized.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2024		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class C	(Unaudited)		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020		September 30, 2019
Net asset value, beginning of period	$8.50		$9.32		$10.71		$10.34		$10.94		$11.23

Activity from investment operations:
Net investment income (1)	0.12		0.30		0.22		0.21		0.15		0.10
Net realized and unrealized gain (loss) on investments	0.22		(0.62)		(1.17)		0.59		(0.30)		0.15
Total from investment operations	0.34		(0.32)		(0.95)		0.80		(0.15)		0.25

Less distributions from:
Net investment income	(0.26)		(0.38)		(0.29)		(0.33)		(0.44)		(0.35)
Return of capital	—		(0.12)		(0.15)		(0.10)		(0.01)		(0.19)
Total distributions	(0.26)		(0.50)		(0.44)		(0.43)		(0.45)		(0.54)

Net asset value, end of period	$8.58		$8.50		$9.32		$10.71		$10.34		$10.94

Total return (2)	4.00	% (11)	(3.47)%		(9.14)%		7.92%		(1.15)%		2.30%

Net assets, at end of period (000s)	$3,094		$3,196		$5,119		$8,234		$10,637		$9,046

Ratio of gross expenses to average net assets (3)	3.86	% (9)(10)	3.39	% (8)	3.18	% (7)	3.14	% (6)	3.15	% (5)	3.10	% (4)
Ratio of net expenses to average net assets	3.37	% (9)(10)	3.01	% (8)	2.87	% (7)	2.90	% (6)	2.95	% (5)	3.00	% (4)
Ratio of net investment income to average net assets	2.87	% (9)(10)	3.37%		2.16%		1.97%		1.39%		0.95%
Portfolio Turnover Rate	1	% (11)	1%		17%		17%		11%		29%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(5)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(6)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(7)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(8)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(9)	Includes 0.62% for the six months ended March 31, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(10)	Annualized.

(11)	Not annualized.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2024		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class I	(Unaudited)		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020		September 30, 2019
Net asset value, beginning of period	$8.54		$9.36		$10.76		$10.38		$10.99		$11.26

Activity from investment operations:
Net investment income (1)	0.17		0.39		0.32		0.31		0.25		0.23
Net realized and unrealized gain (loss) on investments	0.22		(0.62)		(1.18)		0.61		(0.31)		0.14
Total from investment operations	0.39		(0.23)		(0.86)		0.92		(0.06)		0.37

Less distributions from:
Net investment income	(0.30)		(0.45)		(0.36)		(0.42)		(0.54)		(0.42)
Return of capital	—		(0.14)		(0.18)		(0.12)		(0.01)		(0.22)
Total distributions	(0.30)		(0.59)		(0.54)		(0.54)		(0.55)		(0.64)

Net asset value, end of period	$8.63		$8.54		$9.36		$10.76		$10.38		$10.99

Total return (2)	4.62	% (11)(12)	(2.48)%		(8.27)%		9.09%		(0.24)%		3.40%

Net assets, at end of period (000s)	$235,621		$299,494		$463,430		$701,732		$583,566		$591,022

Ratio of gross expenses to average net assets (3)	2.85	% (9)(10)	2.39	% (8)	2.18	% (7)	2.14	% (6)	2.15	% (5)	2.10	% (4)
Ratio of net expenses to average net assets	2.37	% (9)(10)	2.01	% (8)	1.87	% (7)	1.90	% (6)	1.95	% (5)	2.00	% (4)
Ratio of net investment income to average net assets	3.90	% (9)(10)	4.41%		3.05%		2.97%		2.43%		2.04%
Portfolio Turnover Rate	1	% (11)	1%		17%		17%		11%		29%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(5)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(6)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(7)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(8)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(9)	Includes 0.62% for the six months ended March 31, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(10)	Annualized.

(11)	Not annualized.

(12)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2024

1.	ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund commenced operations on October 16, 2015.

The Fund currently offers Class A shares, Class C shares and Class I shares. Class C and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, which can be waived by the Adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at NAV.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”) . The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Non-Agency Asset Backed Securities	$—	$323,745,598	$—	$323,745,598
Agency Asset Backed Securities	—	5,255,739	—	5,255,739
Short-Term Investment	740,381	—	—	740,381
Total	$740,381	$329,001,337	$—	$329,741,718

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Interest Only Securities – The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. IO and PO mortgage-backed securities may be illiquid. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with securities traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized to the call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Option Transactions – The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Fund to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective August 2, 2022, the Fund entered into a revolving, uncommitted $170,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 31, 2023. Effective August 1, 2023, the Fund entered into an amended and restated agreement, dated August 1, 2023, with a $160,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 29, 2024. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the six months ended September 30, 2023 through March 31, 2024, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $160,000,000.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

For the six months ended March 31, 2024, the interest expense was $105,589 for the Fund. There was an outstanding balance of $7,004,000 as of March 31, 2024. The average borrowings for the Fund for the period the line was drawn, September 30, 2023 through March 31, 2024, was $4,607,536 at an average borrowing rate of 7.5%. At March 31, 2024, the maximum borrowing interest rate was 7.5%.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open September 30, 2021 through September 30, 2023 tax years, or expected to be taken in the Fund’s September 30, 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk would exist if that part of the Fund’s cash were held at the broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Mortgage-Backed and Asset Backed Securities Risk – The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible to maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $4,872,626 and $87,552,313, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the sub-adviser (the “Sub-Adviser”) to the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.84% of the Fund’s average daily net assets. For the six months ended March 31, 2024, the Fund incurred $3,171,997 in advisory fees of which $367,867 is payable as of March 31, 2024 and included in the Statement of Assets and Liabilities under the Liabilities section.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, at least until January 31, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser)), not incurred in the ordinary course of the Fund’s business) do not exceed 2.00% per annum of Class A average daily net assets, 2.75% per annum of Class C average daily net assets, and 1.75% per annum of Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement on 60 days written notice to the Adviser.

For the six months ended March 31, 2024, the Adviser waived fees of $842,575 pursuant to the Waiver Agreement.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2024	9/30/2025	9/30/2026
$ 1,735,405	$ 2,269,245	$ 1,794,509

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

(“NLD” or the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2024, the Fund paid $97,089 and $15,356 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended March 31, 2024, the Distributor received $144 from front-end sales charges of which $19 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REVERSE REPURCHASE AGREEMENTS

The Fund is subject to ASC 860, Transfers and Servicing, which requires that all involvements of a transferor with the transferred financial asset be considered in analyzing whether the transferor has surrendered control over the transferred financial asset.

Transactions involving securities repurchase agreements are treated as collateralized borrowings and are recorded at their contracted amounts which approximate fair value. In addition, interest is included in interest payable. As of March 31, 2024, the Fund held reverse repurchase agreements with Société Générale and Mizuho as the counterparty. The carrying amount of the Fund’s payable for reverse repurchase agreements as reported on the Statement of Assets and Liabilities approximates its fair value.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Further, as of March 31, 2024, securities with approximately $143,105,575 of fair market value are pledged to collateralize reverse repurchase agreements. Of this, 100.0% are Asset Backed Securities.

For the six months ended March 31, 2024, the Fund entered into several repurchase financing transactions contemporaneously with the initial purchase of securities from Société Générale and Mizuho counterparty’s, which are considered to be secured borrowings. The following table summarizes the Fund’s borrowings classified as reverse repurchase agreements.

	As of March 31, 2024
	Less than 1	1 to 2	2 Months or
	Month	Months	Greater	Total
Reverse Repurchase Agreements
Non-Agency Asset Backed Securities	$—	$—	$16,316,000	$16,316,000
Total	$—	$—	$16,316,000	$16,316,000

6.	OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the

Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

As of March 31, 2024, the Fund held the following instruments that were subject to offsetting on the Statement of Assets and Liabilities:

Liabilities:
					Gross Amounts not offset in the
			Gross Amounts	Net Amounts	Statement of Assets and Liabilities
		Gross	Offset in the	presented in the
		Amounts of	Statement of	Statement of		Cash
		Recognized	Assets and	Assets and	Financial	Collateral	Net
Description	Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Reverse Repurchase Agreements	Mizuho	$(9,331,000)	$—	$(9,331,000)	$9,331,000	$612,812	$—
Reverse Repurchase Agreements	Société Générale	(6,985,000)	—	(6,985,000)	6,985,000	—	—
Total Reverse Repurchase Agreements		$(16,316,000)	$—	$(16,316,000)	$16,316,000	$612,812	$—

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2024, Charles Schwab held 50.1% of the voting securities of the Fund and may be deemed to control the Fund.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2023, and September 30, 2022, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2023	September 30, 2022
Ordinary Income	$23,763,550	$26,234,442
Long-Term Capital Gain	—	—
Return of Capital	6,745,469	11,432,981
	$30,509,019	$37,667,423

As of September 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(7,759,817)	$(46,293,355)	$—	$(48,249,672)	$(102,302,844)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $7,759,817.

At September 30, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$35,470,488	$10,822,867	$46,293,355	$—

As a result of the acquisition of another Fund, $8,281,778 and $17,220,464 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $112,216 under tax rules.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Permanent book and tax differences, primarily attributable to distributions in excess resulted in reclassifications for the Fund for the year ended September 30, 2023, as follows:

Paid In Capital	Accumulated Deficit
$—	$—

9.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Tax Net
Cost for Federal	Gross Unrealized	Unrealized	Unrealized
Tax purposes	Appreciation	Depreciation	Depreciation
$349,542,125	$28,962,253	$(65,078,660)	$(36,116,407)

10.	REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

On April 29, 2024, the Board approved and declared the following distributions:

	Distributions Per Share	Record Date	Payable Date
Class A	0.0482	4/26/2024	4/29/2024
Class C	0.0427	4/26/2024	4/29/2024
Class I	0.0500	4/26/2024	4/29/2024

Deer Park Total Return Credit Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The “Actual” Expenses in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical Expenses” in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/2023	3/31/2024	10/1/2023 -3/31/2024	10/1/2023 -3/31/2024
Class A	$1,000.00	$1,043.70	$13.29	2.60%
Class C	1,000.00	1,040.00	17.09	3.35%
Class I	1,000.00	1,043.70	12.01	2.35%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/2023	3/31/2024	10/1/2023 -3/31/2024	10/1/2023 -3/31/2024
Class A	$1,000.00	$1,012.00	$13.08	2.60%
Class C	1,000.00	1,008.24	16.83	3.35%
Class I	1,000.00	1,013.25	11.83	2.35%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888 -868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT SUB-ADVISER
Deer Park Road Management Company, LP
1195 Bangtail Way
Steamboat Springs, CO 80487

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DEERPARK-SA24

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/7/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/7/24

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/7/24